Restructuring charges - Future Minimum Lease Payments (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Operating Lease - Future Minimum Lease Payments [Line Items]
Total future minimum lease payments	$ 80,495
Lease imputed interest	(4,528)
Total	75,967
Onerous Lease | Resource rationalization, 2020
Operating Lease - Future Minimum Lease Payments [Line Items]
2021	1,928
2022	1,907
2023	1,004
2024	140
2025	140
Thereafter	397
Total future minimum lease payments	5,516
Lease imputed interest	(438)
Total	$ 5,078